Investment Objectives and Goals	May 20, 2026
Toews Tactical Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS TACTICAL INCOME FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Hedged U.S. Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS HEDGED U.S. FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Hedged U.S. Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS HEDGED OPPORTUNITY FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Unconstrained Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS UNCONSTRAINED INCOME FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide income and long-term growth of capital.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Toews Managed Risk Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS MANAGED RISK EQUITY FUND (fka TOEWS TACTICAL DEFENSIVE ALPHA FUND)
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.